CONSOLIDATED STATEMENT OF CHANGES IN STOCKHOLDERS' EQUITY (parenthetical)	11 Months Ended
Dec. 31, 2020 shares
Initial Public Offering [Member]
Stockholders' Equity
Units issued (in shares)	41,400,000
Private Placement Warrants [Member]
Stockholders' Equity
Warrants issued (in shares)	6,853,333